Risk/Return Detail Data - VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund II
VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP International Capital Appreciation Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: VIP International Capital Appreciation Portfolio /Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP International Capital Appreciation Portfolio seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 74 % of the average value of its portfolio.
Portfolio Turnover, Rate	74.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing primarily in common stocks. Allocating investments across different countries and regions. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	19.12%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(18.90%)
Performance Table Heading	Average Annual Returns
VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP International Capital Appreciation Portfolio | VIP International Capital Appreciation Portfolio - Initial Class
Risk/Return:
Management fee	0.74%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[1]
Total annual operating expenses	0.78%
1 year	$ 80
3 years	249
5 years	433
10 years	$ 966
2015	3.22%
2016	(2.98%)
2017	36.45%
2018	(12.75%)
2019	33.33%
2020	22.18%
2021	12.39%
2022	(26.40%)
2023	27.50%
2024	8.19%
VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP International Capital Appreciation Portfolio | VIP International Capital Appreciation Portfolio - Service Class
Risk/Return:
Management fee	0.74%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.04%	[1]
Total annual operating expenses	0.88%
1 year	$ 90
3 years	281
5 years	488
10 years	$ 1,084
VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP International Capital Appreciation Portfolio | VIP International Capital Appreciation Portfolio - Service Class 2
Risk/Return:
Management fee	0.74%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.04%	[1]
Total annual operating expenses	1.03%
1 year	$ 105
3 years	328
5 years	569
10 years	$ 1,259
VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP International Capital Appreciation Portfolio | Return Before Taxes | VIP International Capital Appreciation Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	8.19%
Past 5 years	6.87%
Past 10 years	8.28%
VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP International Capital Appreciation Portfolio | Return Before Taxes | VIP International Capital Appreciation Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	8.04%
Past 5 years	6.76%
Past 10 years	8.17%
VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP International Capital Appreciation Portfolio | Return Before Taxes | VIP International Capital Appreciation Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	7.92%
Past 5 years	6.61%
Past 10 years	8.01%
VIPInternationalCapitalAppreciationPortfolio-InitialServiceService2PRO | VIP International Capital Appreciation Portfolio | MS112
Risk/Return:
Label	MSCI ACWI (All Country World Index) ex USA Index
Past 1 year	5.72%
Past 5 years	4.27%
Past 10 years	4.98%

[1]	A Adjusted to reflect current fees.